FINANCIAL INSTRUMENTS, Fair Value (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Values, Derivatives [Abstract]
Non-designated options to extend certain interest rate swaps	$ 3,000,000	$ 1,400,000
Long-term receivables relating to interest rate/currency swap contracts	0	100,000
Carrying Value [Member]
Fair Values, Non-derivatives [Abstract]
Available for sale securities	56,488,000	55,661,000
Floating rate NOK bonds due 2014	74,644,000	78,505,000
Floating Rate NOK Bonds due 2017, Fair Value Disclosure	102,644,000	107,910,000
USD Senior Notes due 2013	0	247,766,000
3.75% unsecured convertible bonds due 2016	125,000,000	125,000,000
3.25% unsecured convertible bonds due 2018	350,000,000	0
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	74,000	3,411,000
Interest rate swap contracts - long term payables	85,337,000	85,881,000
Fair Value [Member]
Fair Values, Non-derivatives [Abstract]
Available for sale securities	56,488,000	55,661,000
Floating rate NOK bonds due 2014	74,644,000	78,891,000
Floating Rate NOK Bonds due 2017, Fair Value Disclosure	102,657,000	106,902,000
USD Senior Notes due 2013	0	248,542,000
3.75% unsecured convertible bonds due 2016	129,775,000	118,513,000
3.25% unsecured convertible bonds due 2018	359,860,000	0
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	74,000	3,411,000
Interest rate swap contracts - long term payables	$ 85,337,000	$ 85,881,000